Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
During 2024 (and in the prior two years) we have not granted stock options, stock appreciation rights, or similar instruments with option-like features to our employees, including our named executive officers. From time to time, the Company may grant stock options to its non-employee members of the Board in circumstances where the Compensation Committee determines appropriate. The Company does not maintain any written policies on the timing of the grant of stock options, stock appreciation rights or similar instruments with option-like features. The Company has established written policies and practices on the timing of the grant of RSUs, which generally provide for preset grant dates.
It is our general policy to neither grant equity awards in anticipation of the release of material nonpublic information (“MNPI”), nor to time the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation. We have no information to disclose pursuant to Item 402(x)(2) of Regulation S-K.

Award Timing Method	From time to time, the Company may grant stock options to its non-employee members of the Board in circumstances where the Compensation Committee determines appropriate. The Company does not maintain any written policies on the timing of the grant of stock options, stock appreciation rights or similar instruments with option-like features.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	It is our general policy to neither grant equity awards in anticipation of the release of material nonpublic information (“MNPI”), nor to time the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false